International Drawdown Managed Equity ETF
Schedule of Investments
July 31, 2021 (Unaudited)

Shares	Security Description		Value
	EXCHANGE TRADED FUNDS - 99.1% (a)
	Developed Market Equity - 70.6%
47,700	SPDR Portfolio Developed World ex-US ETF		$1,760,130
	Emerging Market Equity - 28.5%
13,897	Vanguard FTSE Emerging Markets ETF		710,276
	TOTAL EXCHANGE TRADED FUNDS (Cost $2,478,591)		2,470,406

Contracts		Notional Amount
	PURCHASED OPTIONS (b) - 0.5%
	Put Options - 0.5%
112	iShares MSCI EAFE ETF, Expiration: 08/20/2021, Exercise Price: $78.00 (c)	$890,288	8,232
68	iShares MSCI Emerging Markets ETF, Expiration: 08/20/2021, Exercise Price: $51.00 (c)	350,880	3,978
	TOTAL PURCHASED OPTIONS (Cost $13,935)		12,210

	Total Investments (Cost $2,492,526) - 99.6%		2,482,616
	Other Assets in Excess of Liabilities - 0.4%		9,451
	TOTAL NET ASSETS - 100.0%		$2,492,067

Percentages are stated as a percent of net assets.
(a)	The risks of investing in investment companies, such as the underlying ETFs, typically reflect the risks of the types of investments in which the investment companies invest.
(b)	Exchange traded.
(c)	All or a portion of this security has been committed as collateral for open written option contracts.

International Drawdown Managed Equity ETF
Schedule of Written Options
July 31, 2021 (Unaudited)
Contracts		Security Description	Notional Value	Value
		WRITTEN OPTIONS (a) - (0.2)%
		Put Options - (0.2)%
(112)		iShares MSCI EAFE ETF, Expiration: 08/20/2021, Exercise Price: $73.00	$(890,288)	$(4,088)
(68)		iShares MSCI Emerging Markets ETF, Expiration: 08/20/2021, Exercise Price: $48.00	(350,880)	(1,292)
		TOTAL WRITTEN OPTIONS (Premiums Received $3,841)		$(5,380)

	(a)	Exchange traded.

Summary of Fair Value Disclosure at July 31, 2021 (Unaudited)

The Fund utilizes various methods to measure fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in marketplace, liquidity of markets, and other characteristics particular to security.
To the extent that the valuation is based on models or inputs that are less observable or unobservable in market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2021:

International Drawdown Managed Equity ETF
Assets^	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$2,470,406	$-	$-	$2,470,406
Purchased Options	-	12,210	-	12,210
Total Investments in Securities	$2,470,406	$12,210	$-	$2,482,616

Liabilities^	Level 1	Level 2	Level 3	Total
Written Options	$-	$5,380	$-	$5,380
Total Written Options	$-	$5,380	$-	$5,380

^ See Schedule of Investments and Schedule of Written Options for further disaggregation of investment categories.
For the period ended July 31, 2021, the Fund did not recognize any transfers to or from Level 3.